Exhibit ITEM1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend

Income Fund

Semiannual Report

August 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2015

Parametric Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Parametric Dividend Income Fund

August 31, 2015

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	–6.11%	–0.97%	—	4.78%
Institutional Class at NAV	03/26/2014	03/26/2014	–6.01	–0.75	—	5.00
S&P 500 Index	—	—	–5.32%	0.48%	15.86%	6.63%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					5.72%	5.47%
Net					0.85	0.60

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

AGL Resources, Inc.	0.6%

Amdocs, Ltd.	0.6

American Financial Group, Inc.	0.6

Broadridge Financial Solutions, Inc.	0.6

Meredith Corp.	0.6

B&G Foods, Inc.	0.6

Thomson Reuters Corp.	0.6

Southern Co. (The)	0.6

CVR Energy, Inc.	0.6

Waste Management, Inc.	0.6
Total	6.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

August 31, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Dividend Income Fund

August 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period* (3/1/15 – 8/31/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$938.90	$4.14	**	0.85%
Institutional Class	$1,000.00	$939.90	$2.93	**	0.60%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.90	$4.32	**	0.85%
Institutional Class	$1,000.00	$1,022.10	$3.05	**	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Dividend Income Fund

August 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value

Aerospace & Defense — 2.2%
Honeywell International, Inc.	192	$19,060
Lockheed Martin Corp.	98	19,716
Raytheon Co.	192	19,691
United Technologies Corp.	202	18,505

		$76,972

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	207	$20,214

		$20,214

Automobiles — 1.1%
Ford Motor Co.	1,449	$20,098
General Motors Co.	684	20,137

		$40,235

Banks — 3.7%
Bank of Hawaii Corp.	301	$18,680
F.N.B. Corp.	1,409	17,697
People’s United Financial, Inc.	1,231	19,080
U.S. Bancorp	443	18,761
United Bankshares, Inc.	476	17,812
Valley National Bancorp	2,020	19,109
Wells Fargo & Co.	344	18,346

		$129,485

Beverages — 1.7%
Coca-Cola Co. (The)	521	$20,486
Dr Pepper Snapple Group, Inc.	255	19,566
PepsiCo, Inc.	219	20,352

		$60,404

Biotechnology — 0.5%
Amgen, Inc.	120	$18,214

		$18,214

Capital Markets — 0.5%
T. Rowe Price Group, Inc.	260	$18,689

		$18,689

Chemicals — 4.9%
Air Products and Chemicals, Inc.	139	$19,395
Airgas, Inc.	202	19,497

Security	Shares	Value

Chemicals (continued)
Dow Chemical Co. (The)	418	$18,292
E.I. du Pont de Nemours & Co.	352	18,128
LyondellBasell Industries NV, Class A	225	19,210
Olin Corp.	996	19,880
Praxair, Inc.	172	18,189
RPM International, Inc.	445	19,513
Scotts Miracle-Gro Co. (The), Class A	314	19,528

		$171,632

Commercial Services & Supplies — 3.3%
Covanta Holding Corp.	1,047	$20,731
KAR Auction Services, Inc.	535	19,816
Pitney Bowes, Inc.	953	18,879
Republic Services, Inc.	477	19,547
RR Donnelley & Sons Co.	1,138	17,867
Waste Management, Inc.	421	21,075

		$117,915

Communications Equipment — 2.2%
Cisco Systems, Inc.	724	$18,737
Harris Corp.	262	20,127
Motorola Solutions, Inc.	304	19,705
QUALCOMM, Inc.	341	19,294

		$77,863

Containers & Packaging — 2.7%
AptarGroup, Inc.	289	$19,467
Avery Dennison Corp.	336	19,515
Bemis Co., Inc.	457	19,386
Greif, Inc., Class A	662	19,383
Sonoco Products Co.	456	17,930

		$95,681

Distributors — 0.6%
Genuine Parts Co.	237	$19,787

		$19,787

Diversified Financial Services — 0.6%
CME Group, Inc.	219	$20,682

		$20,682

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	560	$18,592
CenturyLink, Inc.	731	19,766

5	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Group, Inc.	715	$19,856
Verizon Communications, Inc.	419	19,278

		$77,492

Electric Utilities — 5.1%
ALLETE, Inc.	424	$20,259
Duke Energy Corp.	277	19,642
Entergy Corp.	277	18,096
Eversource Energy	428	20,219
Pinnacle West Capital Corp.	345	20,538
PPL Corp.	626	19,400
Southern Co. (The)	487	21,140
Westar Energy, Inc.	576	21,053
Xcel Energy, Inc.	614	20,710

		$181,057

Electrical Equipment — 1.1%
Eaton Corp. PLC	330	$18,830
Emerson Electric Co.	394	18,801

		$37,631

Energy Equipment & Services — 2.3%
Helmerich & Payne, Inc.	355	$20,949
National Oilwell Varco, Inc.	480	20,318
Oceaneering International, Inc.	464	20,332
Schlumberger, Ltd.	251	19,420

		$81,019

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	149	$20,867
Sysco Corp.	485	19,337
Wal-Mart Stores, Inc.	278	17,995

		$58,199

Food Products — 2.3%
B&G Foods, Inc.	699	$21,243
Campbell Soup Co.	413	19,820
General Mills, Inc.	354	20,093
Kellogg Co.	290	19,221

		$80,377

Gas Utilities — 1.2%
AGL Resources, Inc.	357	$21,774
Laclede Group, Inc. (The)	398	21,070

		$42,844

Security	Shares	Value

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	426	$19,294
Baxter International, Inc.	530	20,378
Becton, Dickinson and Co.	141	19,884
DENTSPLY International, Inc.	393	20,597
Medtronic PLC	269	19,446
Teleflex, Inc.	149	19,489

		$119,088

Health Care Providers & Services — 3.3%
AmerisourceBergen Corp.	195	$19,508
Cardinal Health, Inc.	236	19,416
Owens & Minor, Inc.	588	19,986
Patterson Cos., Inc.	416	19,065
Quest Diagnostics, Inc.	263	17,831
UnitedHealth Group, Inc.	165	19,091

		$114,897

Hotels, Restaurants & Leisure — 2.8%
Cracker Barrel Old Country Store, Inc.	137	$19,753
Darden Restaurants, Inc.	284	19,315
DineEquity, Inc.	205	19,577
McDonald’s Corp.	212	20,144
Six Flags Entertainment Corp.	445	20,012

		$98,801

Household Durables — 1.6%
Garmin, Ltd.	517	$19,444
Leggett & Platt, Inc.	411	18,257
Tupperware Brands Corp.	386	19,775

		$57,476

Household Products — 2.8%
Church & Dwight Co., Inc.	236	$20,362
Clorox Co. (The)	183	20,344
Colgate-Palmolive Co.	313	19,660
Kimberly-Clark Corp.	189	20,134
Procter & Gamble Co. (The)	263	18,586

		$99,086

Industrial Conglomerates — 1.0%
3M Co.	135	$19,189
General Electric Co.	707	17,548

		$36,737

6	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 5.6%
ACE, Ltd.	194	$19,819
Aflac, Inc.	328	19,221
American Financial Group, Inc.	310	21,409
Arthur J. Gallagher & Co.	418	18,275
Cincinnati Financial Corp.	377	19,728
Marsh & McLennan Cos., Inc.	355	19,074
Old Republic International Corp.	1,322	20,769
Progressive Corp. (The)	650	19,474
Travelers Cos., Inc. (The)	188	18,715
Validus Holdings, Ltd.	438	19,395

		$195,879

IT Services — 4.6%
Accenture PLC, Class A	209	$19,702
Amdocs, Ltd.	375	21,454
Automatic Data Processing, Inc.	255	19,717
Broadridge Financial Solutions, Inc.	403	21,274
Fidelity National Information Services, Inc.	278	19,199
International Business Machines Corp.	124	18,338
Jack Henry & Associates, Inc.	306	20,796
Paychex, Inc.	446	19,918

		$160,398

Leisure Products — 0.6%
Mattel, Inc.	840	$19,681

		$19,681

Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	185	$17,479
PerkinElmer, Inc.	382	18,596

		$36,075

Machinery — 1.7%
Caterpillar, Inc.	265	$20,257
Deere & Co.	226	18,482
Illinois Tool Works, Inc.	231	19,526

		$58,265

Media — 2.9%
Cinemark Holdings, Inc.	538	$19,126
Meredith Corp.	450	21,249
Omnicom Group, Inc.	288	19,290
Regal Entertainment Group, Class A	1,036	19,705
Thomson Reuters Corp.	547	21,234

		$100,604

Security	Shares	Value

Metals & Mining — 2.7%
Commercial Metals Co.	1,249	$19,609
Compass Minerals International, Inc.	244	19,764
Freeport-McMoRan, Inc.	1,757	18,695
Kaiser Aluminum Corp.	231	19,307
Nucor Corp.	427	18,485

		$95,860

Multi-Utilities — 5.1%
Alliant Energy Corp.	344	$19,495
Ameren Corp.	477	19,218
Avista Corp.	657	20,623
Centerpoint Energy, Inc.	1,048	19,514
Consolidated Edison, Inc.	306	19,251
DTE Energy Co.	265	20,686
SCANA Corp.	396	20,944
TECO Energy, Inc.	927	19,532
WEC Energy Group, Inc.	419	19,965

		$179,228

Multiline Retail — 0.5%
Target Corp.	244	$18,961

		$18,961

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	251	$20,329
ConocoPhillips	395	19,414
CVR Energy, Inc.	525	21,110
Exxon Mobil Corp.	243	18,283
HollyFrontier Corp.	437	20,478
Kinder Morgan, Inc.	567	18,376
Marathon Oil Corp.	1,106	19,123
Murphy Oil Corp.	604	18,724
Occidental Petroleum Corp.	273	19,932
Oneok, Inc.	567	20,418
Phillips 66	257	20,321
Spectra Energy Corp.	684	19,884
Teekay Corp.	568	20,880
Valero Energy Corp.	333	19,760
Western Refining, Inc.	472	20,305
Williams Cos., Inc. (The)	373	17,979

		$315,316

Paper & Forest Products — 0.6%
International Paper Co.	453	$19,542

		$19,542

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	314	$18,674
Eli Lilly & Co.	241	19,846
Johnson & Johnson	218	20,488
Merck & Co., Inc.	372	20,032
Pfizer, Inc.	582	18,752

		$97,792

Professional Services — 0.6%
Nielsen Holdings PLC	451	$20,399

		$20,399

Semiconductors & Semiconductor Equipment — 1.6%
Linear Technology Corp.	455	$18,327
Maxim Integrated Products, Inc.	583	19,630
Texas Instruments, Inc.	400	19,136

		$57,093

Software — 0.5%
CA, Inc.	707	$19,294

		$19,294

Specialty Retail — 0.6%
Home Depot, Inc. (The)	174	$20,264

		$20,264

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	590	$17,847

		$17,847

Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	1,132	$19,991

		$19,991

Tobacco — 2.8%
Altria Group, Inc.	367	$19,664
Philip Morris International, Inc.	234	18,673
Reynolds American, Inc.	231	19,346
Universal Corp.	408	20,078
Vector Group, Ltd.	858	20,446

		$98,207

Security	Shares	Value

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc.	290	$19,630

		$19,630

Total Common Stocks (identified cost $3,585,149)		$3,522,803

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(1)	$18	$17,833

Total Short-Term Investments (identified cost $17,833)		$17,833

Total Investments — 100.6% (identified cost $3,602,982)		$3,540,636

Other Assets, Less Liabilities — (0.6)%		$(19,372)

Net Assets — 100.0%		$3,521,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015.

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2015
Unaffiliated investments, at value (identified cost, $3,585,149)	$3,522,803
Affiliated investment, at value (identified cost, $17,833)	17,833
Dividends receivable	10,709
Interest receivable from affiliated investment	3
Receivable for investments sold	30,135
Receivable from affiliates	8,553
Total assets	$3,590,036

Liabilities
Payable for investments purchased	$33,535
Payable to affiliates:
Investment adviser and administration fee	1,691
Distribution and service fees	5
Accrued expenses	33,541
Total liabilities	$68,772
Net Assets	$3,521,264

Sources of Net Assets
Paid-in capital	$3,515,538
Accumulated net realized gain	54,712
Accumulated undistributed net investment income	13,360
Net unrealized depreciation	(62,346)
Total	$3,521,264

Investor Class Shares
Net Assets	$24,360
Shares Outstanding	2,413
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.10

Institutional Class Shares
Net Assets	$3,496,904
Shares Outstanding	346,191
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.10

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2015
Dividends (net of foreign taxes, $71)	$73,201
Interest allocated from affiliated investment	24
Expenses allocated from affiliated investment	(1)
Total investment income	$73,224

Expenses
Investment adviser and administration fee	$9,765
Distribution and service fees
Investor Class	28
Trustees’ fees and expenses	351
Custodian fee	13,093
Transfer and dividend disbursing agent fees	194
Legal and accounting services	15,875
Printing and postage	6,236
Registration fees	22,228
Miscellaneous	4,448
Total expenses	$72,218
Deduct —
Allocation of expenses to affiliates	$61,542
Total expense reductions	$61,542

Net expenses	$10,676

Net investment income	$62,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$37,051
Net realized gain	$37,051
Change in unrealized appreciation (depreciation) —
Investments	$(318,427)
Net change in unrealized appreciation (depreciation)	$(318,427)

Net realized and unrealized loss	$(281,376)

Net decrease in net assets from operations	$(218,828)

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2015 (Unaudited)	Period Ended February 28, 2015(1)
From operations —
Net investment income	$62,548	$76,096
Net realized gain from investment transactions	37,051	92,806
Net change in unrealized appreciation (depreciation) from investments	(318,427)	256,081
Net increase (decrease) in net assets from operations	$(218,828)	$424,983
Distributions to shareholders —
From net investment income
Investor Class	$(354)	$(264)
Institutional Class	(60,869)	(65,271)
From net realized gain
Investor Class	—	(393)
Institutional Class	—	(74,824)
Total distributions to shareholders	$(61,223)	$(140,752)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$4,198	$19,750
Institutional Class	291,500	3,008,146
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	354	657
Institutional Class	60,869	140,095
Cost of shares redeemed
Institutional Class	(3,289)	(5,196)
Net increase in net assets from Fund share transactions	$353,632	$3,163,452

Net increase in net assets	$73,581	$3,447,683

Net Assets
At beginning of period	$3,447,683	$—
At end of period	$3,521,264	$3,447,683

Accumulated undistributed net investment income included in net assets
At end of period	$13,360	$12,035

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Financial Highlights

	Investor Class
	Six Months Ended August 31, 2015 (Unaudited)		Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.930		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.176		$0.230
Net realized and unrealized gain (loss)	(0.835)		1.143

Total income (loss) from operations	$(0.659)		$1.373

Less Distributions
From net investment income	$(0.171)		$(0.197)
From net realized gain	—		(0.246)

Total distributions	$(0.171)		$(0.443)

Net asset value — End of period	$10.100		$10.930

Total Return(3)	(6.11	)%(4)	13.88	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24		$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85	%(6)	0.88	%(6)
Net investment income	3.28	%(6)	2.33	%(6)
Portfolio Turnover	24	%(4)	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 3.47% and 4.84% of average daily net assets for the six months ended August 31, 2015 and the period ended February 28, 2015, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Financial Highlights — continued

	Institutional Class
	Six Months Ended August 31, 2015 (Unaudited)		Period Ended February 28, 2015(1)
Net asset value — Beginning of period	$10.930		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.189		$0.249
Net realized and unrealized gain (loss)	(0.836)		1.143

Total income (loss) from operations	$(0.647)		$1.392

Less Distributions
From net investment income	$(0.183)		$(0.216)
From net realized gain	—		(0.246)

Total distributions	$(0.183)		$(0.462)

Net asset value — End of period	$10.100		$10.930

Total Return(3)	(6.01	)%(4)	14.09	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,497		$3,426
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.60	%(6)	0.63	%(6)
Net investment income	3.53	%(6)	2.54	%(6)
Portfolio Turnover	24	%(4)	39	%(4)

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 3.47% and 4.84% of average daily net assets for the six months ended August 31, 2015 and the period ended February 28, 2015, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers two classes of shares, Investor Class and Institutional Class shares, which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Parametric Dividend Income Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,613,061

Gross unrealized appreciation	$202,616
Gross unrealized depreciation	(275,041)

Net unrealized depreciation	$(72,425)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended August 31, 2015, the investment adviser and administration fee amounted to $9,765 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% and 0.60% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2016. Pursuant to this agreement, EVM and Parametric were allocated $61,542 in total of the Fund’s operating expenses for the six months ended August 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2015, EVM earned $39 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

15

Parametric Dividend Income Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2015 amounted to $28 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,186,929 and $834,691, respectively, for the six months ended August 31, 2015.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended August 31, 2015 (Unaudited)	Period Ended February 28, 2015(1)

Sales	400	1,918
Issued to shareholders electing to receive payments of distributions in Fund shares	33	62

Net increase	433	1,980

Institutional Class	Six Months Ended August 31, 2015 (Unaudited)	Period Ended February 28, 2015(1)

Sales	27,420	300,726
Issued to shareholders electing to receive payments of distributions in Fund shares	5,686	13,157
Redemptions	(307)	(491)

Net increase	32,799	313,392

(1)	For the period from the start of business, March 26, 2014, to February 28, 2015.

At August 31, 2015, EVM owned 91.4% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

16

Parametric Dividend Income Fund

August 31, 2015

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$3,522,803	*	$—	$—	$3,522,803
Short-Term Investments	—		17,833	—	17,833

Total Investments	$3,522,803		$17,833	$—	$3,540,636

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Parametric Dividend Income Fund

August 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Parametric Dividend Income Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments to be held by the Fund. In particular, the Board considered the Sub-adviser’s experience employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

19

Parametric Dividend Income Fund

August 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Parametric Dividend Income Fund

August 31, 2015

Officers and Trustees

Officers of Parametric Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105 8.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 14, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 14, 2015